CONTRACTS WITH CUSTOMERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
For the three months ended March 31, 2020 and 2019 the source of revenue was derived from:

	March 31, 2020	March 31, 2019
Domestic product revenue	$80,000	$10,860
Domestic Licensing Fee	178,571	178,572
Total revenue	$258,571	$189,432

For the twelve months ended December 31, 2019 and 2018 the source of revenue was derived from:

	December 31, 2019	December 31, 2018
Domestic Product revenue	$765,927	$494,375
Domestic licensing fee	714,286	-
Total revenue	$1,480,213	$494,375